Note 7 - Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent					79.30%	61.80%
Liability for Uncertain Tax Positions, Current	$ 125,000		$ 125,000		$ 122,000	$ 148,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	33,000		33,000		30,000
Income Tax Expense (Benefit)	$ 0	$ 79,206	$ 0	$ 121,523	1,340,436	252,154
Other Liabilities [Member]
Note 7 - Income Taxes (Details) [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					30,000	$ 33,000
State and Local Jurisdiction [Member]
Note 7 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards					$ 965,000
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Note 7 - Income Taxes (Details) [Line Items]
Open Tax Year					2010
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Note 7 - Income Taxes (Details) [Line Items]
Open Tax Year					2011
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Note 7 - Income Taxes (Details) [Line Items]
Open Tax Year					2010
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Note 7 - Income Taxes (Details) [Line Items]
Open Tax Year					2011